Financial Instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial assets
Cash and cash equivalents	[1]	€ 5,548		€ 4,185
Financial assets at amortised cost	[1],[2]	606		798
Financial assets at fair value through other comprehensive income	[1],[3]	370		266
Financial liabilities
Lease liabilities	[4]	(1,771)		(1,919)
Derivatives	[4]	(315)		(270)
Other financial liabilities	[4],[5]	(117)		(125)
Financial liabilities		27,305	[4]	28,257	[4]	€ 26,738
Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets	[1]	80		134
Other [member]
Financial assets at fair value through profit or loss:
Financial assets	[1],[6]	628		583
Fair value [member]
Financial assets
Cash and cash equivalents		5,548		4,185
Financial assets at amortised cost		606		798
Financial assets at fair value through other comprehensive income		370		266
Financial assets at fair value through profit or loss:
Financial assets		7,232		5,966
Financial liabilities
Bank loans and overdrafts		(411)		(853)
Bonds and other loans		(26,936)		(26,525)
Lease liabilities		(1,771)		(1,919)
Derivatives		(315)		(270)
Other financial liabilities		(223)		(183)
Financial liabilities		(29,656)		(29,750)
Fair value [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		80		134
Fair value [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		628		583
Carrying amount [member]
Financial assets
Cash and cash equivalents		5,548		4,185
Financial assets at amortised cost		606		798
Financial assets at fair value through other comprehensive income		370		266
Financial assets at fair value through profit or loss:
Financial assets		7,232		5,966
Financial liabilities
Bank loans and overdrafts		(411)		(853)
Bonds and other loans		(24,585)		(25,032)
Lease liabilities		(1,771)		(1,919)
Derivatives		(315)		(270)
Other financial liabilities		(223)		(183)
Financial liabilities		(27,305)		(28,257)
Carrying amount [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		80		134
Carrying amount [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		€ 628		€ 583

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €101 million (2019 €136 million) and investments in bonds of Nil (2019: €56 million).
[3]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €356 million (2019: €244 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2020 of these equity investments was €78 million (2019: €31 million).
[4]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[5]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan, Italy and Hong Kong refer to note 21.
[6]	Current Other Financial assets at fair value through profit or loss include A- or higher rated money and capital market instruments. Included within non current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €44 million (2019: €54 million), option over non controlling interest in a subsidiary in Hong Kong of €51 million (2019: NIL) and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.